Taxation - Summary of Composition of Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 18,014	¥ 24,731	¥ 25,990
Deferred income tax expenses	18,796
Income tax expenses	¥ 36,810	¥ 24,731	¥ 25,990